Remuneration and other benefits paid to Banco Santander’s directors and senior managers - Schedule of remuneration of senior management (Details) € in Thousands	6 Months Ended
	Jun. 30, 2023 EUR (€) employees	Jun. 30, 2022 EUR (€) employees
Disclosure of transactions between related parties [line items]
Number of senior managers who ceased in their functions | employees		0
Senior management
Disclosure of transactions between related parties [line items]
Total remuneration of senior management | €	€ 12,761	€ 13,978
Number of employees | employees	14	15
Senior management, ceased functions during the period
Disclosure of transactions between related parties [line items]
Remunerations received by members of senior management who ceased in their functions | €	€ 511